Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash flows from operating activities:
Net Income	$ 1,366,257	$ 3,108,144	$ 4,940,441
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of the Right-of-use assets	22,451	62,410	62,410
Stock based compensation	20,000
Depreciation and amortization	1,224,672	1,201,229	1,105,588
Provision of doubtful accounts	(186,814)	(7,918)	188,095
Inventory reserve	444,894	92,059	(290,968)
Deferred tax expense	189,838	(46,187)	(86,495)
Unrealized loss (gain) from available-for-sale securities	853,000	(323,400)
Investment income	(40,196)	(69,494)	(57,984)
Loss from assets disposal	8,755
Changes in operating assets and liabilities:
Accounts receivable	1,027,671	(545,175)	(660,667)
Bank acceptance notes receivable	8,744,826	387,673	(5,583,925)
Inventories	2,230,723	46,801	1,402,620
Advances to suppliers	41,869	(855,977)	498,378
Other current assets	(1,198,646)	(1,020,875)	125,261
Accounts payable	(805,443)	2,015,833	613,339
Advance from customers	(1,827,461)	(1,221,897)	1,461,407
Advance from customers - related parties	(17,066)	(17,467)	29,973
Deferred revenue	(275,963)	(407,563)	(314,238)
Tax payables	584,693	(1,142,721)	988,423
Accrued expenses and other payables	301,165	(897,496)	722,284
Operating lease liabilities	(55,036)	(12,945)	(67,928)
Net cash provided by operating activities	12,654,188	345,034	5,076,014
Cash flows from investing activities:
Purchase of property and equipment	(3,232,269)	(3,491,564)	(449,766)
Purchase of intangible assets	(26,683)	(1,810)	(8,798)
Proceeds from long term investment			82,972
Purchase of available-for-sale securities		(20,000,000)
Acquisition of non-controlling interest		(706,658)
Net cash used in investing activities	(3,258,953)	(24,200,032)	(375,592)
Cash flows from financing activities:
Proceeds from bank loans	3,204,541		7,135,009
Repayment of bank loans	(3,051,944)	(7,681,081)	(4,994,506)
Proceeds from (Repayment of) bank notes payable	(6,090,126)	7,804,778
Cash receipts from equity issuance, net of issuance cost		23,869,641
Net cash provided by (used in) financing activities	(5,937,529)	23,993,338	2,140,503
Effect of exchange rate change on Cash	(1,086,067)	601,903	431,765
Net increase in cash and cash equivalents	2,371,640	740,243	7,272,690
Cash, cash equivalent and restricted cash at beginning of period	12,607,373	11,867,130	4,594,440
Cash, cash equivalent and restricted cash at end of period	14,979,013	12,607,373	11,867,130
Supplemental cash flow information
Cash paid for interest	$ 122,237	152,499	280,169
Cash paid for income taxes		$ 820,972	275,607
Operating lease right of use assets obtained in exchange of lease liabilities			$ 143,443